CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Profit or loss [abstract]
Profit for the year	$ (10,548)	$ 13,674	$ 15,996
Currency translation differences	5,936	(10,349)	(14,802)
Items that may be subsequently reclassified to profit or loss	5,936	(10,349)	(14,802)
Fair value remeasurement investments	1,167	(705)	(2,283)
Items that shall not be subsequently reclassified to profit or loss	1,167	(705)	(2,283)
Other comprehensive income (loss), net of tax	7,103	(11,054)	(17,085)
Total comprehensive income (loss) for the year	$ (3,445)	$ 2,620	$ (1,089)